Dividend income_Details of dividend income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Interest and Dividend Income, Securities, by Security Type [Abstract]
Dividend income related to financial assets at FVTPL	₩ 120,158		₩ 86,979	₩ 67,892
Dividend income related to financial assets at FVTOCI	18,385		20,980	22,660
Total	₩ 138,543	$ 127,560	₩ 107,959	₩ 90,552